Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets

	2016
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$748	$(447)	$301
Land, transmission and water rights	700	(108)	592
Other	128	(56)	72
Assets under construction	46	—	46
	$1,622	$(611)	$1,011

	2015
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$685	$(436)	$249
Land, transmission and water rights	328	(76)	252
Other	17	(13)	4
Assets under construction	36	—	36
	$1,066	$(525)	$541

Schedule of Finite-Lived Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2016		2015
(Years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-10	4	3-10	4
Land, transmission and water rights	30-80	57	30-80	37
Other	10-104	15	10-104	15

	2016
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$748	$(447)	$301
Land, transmission and water rights	700	(108)	592
Other	128	(56)	72
Assets under construction	46	—	46
	$1,622	$(611)	$1,011

	2015
		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
Computer software	$685	$(436)	$249
Land, transmission and water rights	328	(76)	252
Other	17	(13)	4
Assets under construction	36	—	36
	$1,066	$(525)	$541